Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Total current income tax expense	$ 2,665	$ 2,661	$ 2,059
Total deferred income tax (benefit) expense	(436)	(6,506)	(51)
Total provision for income taxes	2,229	(3,845)	2,008
Israel [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	818	23	0
Total deferred income tax (benefit) expense	(436)	0	0
Foreign
Income Tax Disclosure [Line Items]
Total current income tax expense	1,847	2,638	2,059
Total deferred income tax (benefit) expense	$ 0	$ (6,506)	$ (51)